Financial Risk Management and Financial Instruments - Schedule of Foreign Currency Sensitivity Analysis (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
US dollars to Euro [member]
Disclosure of detailed information about financial instruments [line items]
Nominal positions	€ 477,764	€ 178,308
Increase in foreign exchange rate	10.00%	10.00%
Profit and loss before tax	€ 47,776	€ 17,831
Equity before tax	47,776	17,831
British pounds to Euro [member]
Disclosure of detailed information about financial instruments [line items]
Nominal positions	€ (858)	€ (816)
Increase in foreign exchange rate	10.00%	10.00%
Profit and loss before tax	€ (86)	€ (82)
Equity before tax	€ (86)	€ (82)